Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000267356 | BNY-X9USDDGCM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000267356 | BNY-01F052649
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000267356 | BNY-91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000267356 | BNY-0347M3G65
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000267356 | BNY-01F022642
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267356 | BNY-01F020646
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267356 | BNY-91282CBP5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000267356 | BNY-9128283W8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000267356 | BNY-91282CHQ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000267356 | BNY-67123HAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000267356 | Net Other Assets (Liabilities)
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000267356 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000267356 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000267356 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000267356 | Foreign Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000267356 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000267356 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000267356 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000267356 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267356 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000267356 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000267356 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267357 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000267357 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000267357 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000267357 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267357 | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000267357 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267357 | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267357 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267357 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000267357 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000267357 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000267357 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000267357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000267357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000267357 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000267357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000267357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000267357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000267357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000267357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000267357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000267357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%

[1]	Percentage rounds to less than 0.01% or (0.01)%.